Other receivables and prepaid expenses (Tables)	6 Months Ended
Apr. 30, 2026
Receivables [Abstract]
Schedule of other receivables and prepaid expenses

	April 30, 2026	October 31, 2025
	(Unaudited)	(Audited)

Other receivables	$–	$3,900
Prepaid expenses	7,260	18,995
Total	$7,260	$22,895